Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents Excluded from the Calculation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities
Total shares excluded from diluted net loss per share applicable to common stockholders	17,057,037	13,564,707	14,334,911	12,193,144	7,852,873
Stock options
Anti-dilutive securities
Total shares excluded from diluted net loss per share applicable to common stockholders	7,527,152	6,504,401	6,657,268	5,468,605	4,618,421
Unvested Restricted Stock Units
Anti-dilutive securities
Total shares excluded from diluted net loss per share applicable to common stockholders	4,539,729	2,070,150	2,687,487	1,734,383	1,116,358
Warrants
Anti-dilutive securities
Total shares excluded from diluted net loss per share applicable to common stockholders	4,990,156	4,990,156	4,990,156	4,990,156	2,118,094